                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06434

Morgan Stanley Insured Municipal Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INSURED MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS January 31, 2005 (unaudited)

PRINCIPAL
AMOUNT IN                                                                   COUPON        MATURITY
THOUSANDS                                                                    RATE           DATE               VALUE
---------                                                                   ------        --------           ----------
          TAX - EXEMPT MUNICIPAL BONDS (141.0%)
          GENERAL OBLIGATION (24.5%)
$10,000   North Slope Borough, Alaska, Ser 2000 B (MBIA)                      0.00%       06/30/10           $8,341,500
  3,000   Los Angeles, California, Ser 2004 A (MBIA)                          5.00        09/01/24            3,215,790
  3,000   San Diego Unified School District, California, Ser 2003 E (FSA)     5.25        07/01/23            3,386,970
          Florida State Board of Education,
  5,000       Capital Outlay Refg 2002 Ser C (MBIA)**                         5.00        06/01/19            5,445,050
  3,000       Capital Outlay Refg 2002 Ser C (MBIA)                           5.00        06/01/20            3,258,960
          Honolulu City & County, Hawaii,
  2,500       ROLS RR II R 237-2 (MBIA)                                      8.519++      03/01/25            2,971,600
  2,500       ROLS RR II R 237-3 (MBIA)                                      8.519++      03/01/26            2,911,725
          Chicago, Illinois,
  2,000       Refg 2001 A (MBIA)                                              0.00+++     01/01/21            1,646,760
  2,000       Refg 2001 A (MBIA)                                              0.00+++     01/01/22            1,638,460
  8,000       Refg Ser 1992 (Ambac)                                           6.25        01/01/11            9,152,480
          Illinois,
 10,000       Ser 2001 (MBIA)                                                5.375        04/01/15           11,449,100
 10,000       Ser 2001 (MBIA)                                                5.375        04/01/16           11,466,000
  3,000   Brainerd Independent School District 181, Minnesota, Ser 2002 A
              (FGIC)                                                         5.375        02/01/18            3,368,250
  4,000   Clark County, Nevada, Transportation Impr Ltd Tax
-------       Ser 06/01/92 B (Ambac)                                          6.50        06/01/17            5,021,520
                                                                                                             ----------
 68,000                                                                                                      73,274,165
-------                                                                                                      ----------

          EDUCATIONAL FACILITIES REVENUE (4.4%)
  2,000   Arizona Board of Regents, Arizona State University, Ser 2004
              COPs (Ambac)                                                    5.00        09/01/30            2,098,520
  2,000   University of California, Mulitple Purpose Ser Q (FSA)              5.00        09/01/31            2,078,820
          Fulton County Development Authority, Georgia,
    900       Morehouse College Ser 2000 (Ambac)                              6.25        12/01/21            1,053,072
  1,700       Morehouse College Ser 2000 (Ambac)                             5.875        12/01/30            1,938,680
  2,500   University of North Carolina, Ser 2000 (Ambac)                      5.25        10/01/20            2,751,375
  3,000   Utah Board of Regents, University of Utah - Huntsman Cancer
-------       Institute Refg Ser 2000 A (MBIA)                                5.50        04/01/18            3,342,720
                                                                                                             ----------
 12,100                                                                                                      13,263,187
-------                                                                                                      ----------

          ELECTRIC REVENUE (14.0%)
  5,000   California Department of Water Resources, Power Supply
              Ser 2002 A (Ambac)                                             5.375        05/01/18            5,561,300
  2,000   Indiana Municipal Power Agency, Power Supply 2004 Ser A
              (FGIC)                                                          5.00        01/01/32            2,086,540
          South Carolina Public Service Authority
  9,325       Ser 2002 B (FSA)                                               5.375        01/01/17           10,378,445
  2,000       Ser 2003 A (Ambac)                                              5.00        01/01/27            2,107,300
 10,000   Lower Colorado River Authority, Texas, Refg Ser 1999 A (FSA)       5.875        05/15/16           11,273,100
 10,000   Seattle, Washington, Light & Power Refg Rev 2001 (FSA)             5.125        03/01/26           10,474,700
-------                                                                                                      ----------
 38,325                                                                                                      41,881,385
-------                                                                                                      ----------

          HOSPITAL REVENUE (4.5%)
  2,000   Louisiana Public Facilities Authority, Baton Rouge General
              Medical Center Ser 2004 (MBIA)                                  5.25        07/01/33            2,128,240
  5,000   Missouri Health & Education Authority, SSM Healthcare
              Ser 2001 A (Ambac)                                              5.25        06/01/28            5,303,800
  2,000   New York State Dormitory Authority, Catholic Health
              Long Island St Francis Hospital Ser 2004 (FGIC)                 5.00        08/01/29            2,103,680
  1,000   Medical University South Carolina Hospital Authority, Refg Ser A

              (MBIA)                                                           5.25        02/15/25            1,085,910
  2,650   Montana Health Facilities Authority, Deaconess Billings Clinic
-------       Ser 1994 (Ambac)                                                8.676++      02/25/25            2,711,321
                                                                                                              ----------
 12,650                                                                                                       13,332,951
-------                                                                                                       ----------

          INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (3.5%)
  5,000   Humboldt County, Nevada, Sierra Pacific Power Co Refg
              Ser 1987 (Ambac)                                                 6.55        10/01/13            5,243,500
  5,000   New York State Energy Research & Development Authority,
-------       Brooklyn Union Gas Co 1996 Ser (MBIA)                            5.50        01/01/21            5,225,250
                                                                                                              ----------
 10,000                                                                                                       10,468,750
-------                                                                                                       ----------

          MORTGAGE REVENUE - MULTI - FAMILY (2.8%)
          New Jersey Housing & Mortgage Finance Agency,
  8,195       1995 Ser A (Ambac)                                               6.05        11/01/20            8,391,926
-------                                                                                                       ----------

          MORTGAGE REVENUE - SINGLE FAMILY (2.6%)
  1,000   Alaska Housing Finance Corporation, Governmental 1995 Ser A
              (MBIA)                                                          5.875        12/01/24            1,035,640
  5,665   New Jersey Housing & Mortgage Finance Authority, Home Buyer
              Ser 2000 CC(AMT) (MBIA)                                         5.875        10/01/31            5,693,948
  1,105   Virginia Housing Development Authority, 2001 Ser J (MBIA)            5.20        07/01/19            1,127,034
-------                                                                                                       ----------
  7,770                                                                                                        7,856,622
-------                                                                                                       ----------

          PUBLIC FACILITIES REVENUE (2.5%)
  2,500   College Park Business & Industrial Development Authority,
              Georgia, Civic Center Ser 2000 (Ambac)                           5.75        09/01/26            2,839,200
  1,500   Albuquerque, New Mexico, Gross Receipts Lodgers' Tax Refg
              Ser 2004A (FSA)                                                  5.00        07/01/37            1,558,755
  3,000   Pennsylvania Public School Building Authority, Philadelphia School
-------       District Ser 2003 (FSA)                                          5.00        06/01/33            3,118,950
                                                                                                              ----------
  7,000                                                                                                        7,516,905
-------                                                                                                       ----------

          RECREATIONAL FACILITIES REVENUE (6.0%)
          Iowa,
  3,600       Vision Iowa Ser 2001 (MBIA)                                      5.50        02/15/19            4,233,060
  2,500       Vision Iowa Ser 2001 (MBIA)                                      5.50        02/15/20            2,947,150
 10,000   Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)                    5.25        12/01/32           10,769,100
-------                                                                                                       ----------
 16,100                                                                                                       17,949,310
-------                                                                                                       ----------

          TRANSPORTATION FACILITIES REVENUE (29.9%)
  5,000   Denver City & County, Colorado, Airport Refg Ser 2000 A (AMT)
              (Ambac)                                                          6.00        11/15/18            5,614,750
  5,000   Hillsborough County Port District, Florida, Tampa Port Authority
              Refg Ser 1995 (AMT) (FSA)                                        5.75        06/01/13            5,149,050
          Miami Dade County, Florida,
  2,155       Miami Int'l  Airport Refg Ser 2003 B (AMT) (MBIA)                5.25        10/01/18            2,341,494
  2,270       Miami Int'l  Airport Refg Ser 2003 B (AMT) (MBIA)                5.25        10/01/19            2,461,248
  5,000   Atlanta, Georgia, Airport Ser 2004 C (FSA)                           5.00        01/01/33            5,207,550
  5,000   Hawaii, Airports Refg Ser 2001 (AMT) (FGIC)                          5.25        07/01/21            5,288,100
  2,000   Chicago, Illinois, O' Hare Int'l Airport Third Lien Ser 2003 (AMT)
              (FSA)                                                            5.75        01/01/23            2,237,180
  4,000   Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA)     5.75        06/01/21            4,846,800
  2,500   Maryland Economic Development Corporation, Maryland Aviation
              Admin Ser 2003 (AMT) (FSA)                                      5.375        06/01/22            2,716,125
          Massachusetts,
  5,000       Special Obligation 2002 Ser A (FGIC)                            5.375        06/01/18            5,633,200
  2,500       Special Obligation 2002 Ser A (FGIC)                            5.375        06/01/19            2,816,600
  5,000   Minneapolis - St Paul Metropolitan Airports Commission,
              Minnesota, Ser 2001 C (FGIC)                                     5.25        01/01/32            5,327,600
  5,000   Nevada Department of Business & Industry, Las Vegas Monorail

              1st Tier Ser 2000 (Ambac)                                      0.00        01/01/21            2,372,850
  5,000   New Jersey Turnpike Authority, Ser 2003 A (Ambac)                  5.00        01/01/30            5,232,200
          Metropolitan Transportation Authority, New York,
  6,805       State Service Contract Refg Ser 2002 B (MBIA)                  5.50        07/01/20            7,682,301
 10,000       Transportation Refg Ser 2002 A (Ambac)                         5.50        11/15/17           11,345,299
  2,000       Transportation Refg Ser2002 A (FGIC)                           5.00        11/15/25            2,136,740
          Pennsylvania Turnpike Commission,
  4,000       Ser R 2001 (Ambac)                                             5.00        12/01/26            4,229,280
  4,000       2004 Ser A (Ambac)                                             5.00        12/01/34            4,204,360
  2,500   Port of Seattle, Washington, Ser 2001 B (AMT) (MBIA)              5.625        02/01/24            2,732,975
-------                                                                                                    -----------
 84,730                                                                                                     89,575,702
-------                                                                                                    -----------

          WATER & SEWER REVENUE (33.0%)
  1,000   Phoenix, Civic Improvement Corporation, Arizona,
              Wastewater Ser 2004 (MBIA)                                     5.00        07/01/27            1,060,460
  5,000   San Diego County Water Authority, California, Ser 2004 A COPs
              (FSA)                                                          5.00        05/01/29            5,264,050
 10,000   Tampa Bay Water, Florida, Ser 2001 B (FGIC)                        5.00        10/01/31           10,351,600
  2,000   Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)             5.00        11/01/29            2,069,240
  5,000   Honolulu City & County, Hawaii, Wastewater Ser 2001 (Ambac)       5.125        07/01/31            5,211,600
 10,000   Louisville & Jefferson County Metropolitan Sewer District,
              Kentucky, Ser 1999 A (FGIC)                                    5.75        05/15/33           11,209,200
  3,800   Louisville Board of Water Works, Kentucky, Water Ser 2000 (FSA)    5.50        11/15/25            4,186,536
  3,375   Massachusetts Water Resources Authority, 2000 Ser A (FGIC)         6.00        08/01/15            3,892,151
  5,000   Detroit, Michigan, Sewage Disposal Ser 2001 A (FGIC)              5.125        07/01/31            5,239,550
  5,000   Grand Strand Water & Sewer Authority, South Carolina, Refg
              Ser 2001 (FSA)                                                 5.00        06/01/31            5,184,400
          Austin, Texas,
 10,000       Water & Wastewater Refg Ser 2001 A (FSA)                      5.125        05/15/27           10,471,600
  2,000       Water & Wastewater Ser 2004 A (Ambac)                          5.00        11/15/27            2,113,220
 15,000   Houston, Texas, Combined Utility First Lien Refg 2004 Ser A
              (FGIC)                                                         5.25        05/15/23           16,521,450
          San Antonio, Texas,
  2,000       Water & Refg Ser 2002 (FSA)                                    5.50        05/15/18            2,247,060
  2,500       Water & Refg Ser 2002 (FSA)                                    5.50        05/15/20            2,808,825
          Wichita Falls, Texas,
  2,000       Water & Sewer Ser 2001 (Ambac)                                5.375        08/01/20            2,226,160
  3,000       Water & Sewer Ser 2001 (Ambac)                                5.375        08/01/24            3,329,640
  5,000   King County, Washington, Sewer Refg 2001 (FGIC)                    5.00        01/01/31            5,154,500
-------                                                                                                    -----------
 91,675                                                                                                     98,541,242
-------                                                                                                    -----------

          OTHER REVENUE (3.0%)
  4,000   California, Economic Recovery Ser 2004 A (MBIA)                    5.00        07/01/15            4,445,480
  1,000   Sales Tax Asset Receivable Corporation, New York, 2005 Ser A
              (Ambac)                                                        5.00        10/15/29            1,056,220
  3,000   Alexandria Industrial Development Authority, Virginia, Institute
-------       for Defense Analysis Ser 2000 A (Ambac)                        5.90        10/01/30            3,416,220
                                                                                                           -----------
  8,000                                                                                                      8,917,920
-------                                                                                                    -----------

          REFUNDED (10.3%)
 15,000   Delaware Health Facilities Authority, Medical Center of Delaware
              Ser 1992 (MBIA) (ETM)                                          6.25        10/01/06           15,951,300
  3,000   Denver, Colorado, Civic Center Office Building Ser 2000 B COPs
              (Ambac)                                                        5.50        12/01/10+           3,420,600
  5,000   Hawaii, 1999 Ser CT (FSA)                                         5.875        09/01/09+           5,695,150
  5,000   Detroit, Michigan, Water Supply Ser 1999 A (FGIC)                  5.75        01/01/10+           5,685,700
-------                                                                                                    -----------
 28,000                                                                                                     30,752,750
-------                                                                                                    -----------

392,545   TOTAL TAX-EXEMPT MUNICIPAL BONDS (COST $387,449,044)                                             421,722,815
-------                                                                                                    -----------

          SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS(0.9%)
   1,800  Illinois Health Facilities Authority, University of Chicago Ser 1
              (Demand 02/01/05)                                                 1.90*        08/01/26            1,800,000
     800  Missouri Health & Educational Facilities Authority, Cox Health
--------       System Ser 1997 (MBIA) (Demand 02/01/05)                         1.90*        06/01/15              800,000
                                                                                                              ------------

   2,600  TOTAL SHORT-TERM TAX EXEMPT MUNICIPAL OBLIGATIONS (COST $2,600,000)                                    2,600,000
--------                                                                                                      ------------

$395,145  TOTAL INVESTMENTS (COST $390,049,044) (a) (b)                        141.9%                          424,322,815
========
          OTHER ASSETS IN EXCESS OF LIABILITIES                                  1.6                             4,774,574

          PREFERRED SHARES OF BENEFICIAL INTEREST                              (43.5)                         (130,051,336)
                                                                               -----                          ------------

          NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                         100.0%                         $299,046,053
                                                                               =====                          ============

-------------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT   Alternative Minimum Tax.

COPs  Certificates of Participation.

ETM   Escrowed to maturity

ROLS  Reset Option Longs.(Illiquid securities)

+     Prerefunded to call date shown.

++ Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a value of $8,594,646, which represents 2.9% of net assets applicable to common shareholders.

+++ Currently a zero coupon security; will convert to 5.56% and 5.58%, respectively on January 1, 2011.

*     Current coupon of variable rate demand obligation.

** A portion of this security has been physically segregated in connection with open futures contracts in the amount of $530,000.

(a) Securities have been designated as collateral in an amount equal to $87,041,097 in connection with open futures contracts.

(b) The aggregate cost for federal income tax purposes is $389,792,443. The aggregate gross and net unrealized appreciation is $34,530,371 .

Bond Insurance:

    Ambac    Ambac Assurance Corporation.

    FGIC     Financial Guaranty Insurance Company.

    FSA      Financial Security Assurance Inc.

    MBIA     Municipal Bond Investors Assurance Corporation.

Futures Contracts Open at January 31, 2005:

                                                DESCRIPTION,                      UENDERLYING
NUMBER OF                                      DELIVERY MONTH                     FACE AMOUNT            UNREALIZED
CONTRACTS            LONG/SHORT                   AND YEAR                          AT VALUE            DEPRECIATION
---------            ----------       --------------------------------            ------------          ------------
   500                  Short              U.S. Treasury Notes 5 year,
                                                   March 2005                     $(54,625,000)           $(259,185)

   300                  Short             U.S. Treasury Notes 10 year,
                                                   March 2005                      (33,679,689)            (476,607)
                                                                                                          ---------

                                      Total unrealized depreciation...                                    $(735,792)
                                                                                                          =========

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
             BASED ON MARKET VALUE AS A PERCENT OF TOTAL INVESTMENTS

Alaska                               2.2%
Arizona                              0.7
California                           5.6
Colorado                             4.8
Delaware                             3.8
Florida                              6.8
Georgia                              3.1
Hawaii                               5.2
Illinois                            10.4
Indiana                              0.5
Iowa                                 1.7
Kentucky                             3.6
Louisiana                            0.5
Maryland                             0.7
Massachusetts                        2.9
Michigan                             2.7
Minnesota                            2.0
Missouri                             1.4
Montana                              0.7
Nevada                               3.0
New Jersey                           4.7
New York                             7.1
North Carolina                       0.6
Ohio                                 2.6
Pennsylvania                         2.7
South Carolina                       4.4
Texas                                9.4
Utah                                 0.8
Virginia                             1.1
Washington                           4.3
                                   -----
Total+                             100.0%
                                   =====

-----------
+ Does not include open short futures contracts with an underlying face amount of $88,304,689 with unrealized depreciation of $735,792.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2005

                                        3